Trade and Other Receivables - Schedule of Trade and Other Receivables at the End of the Reporting Date (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Receivables at the End of the Reporting Date [Abstract]
Trade and other receivables	$ 19,577,555	$ 15,967,201